Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income and social contribution taxes [abstract]
Deferred taxes
	12/31/2024	12/31/2023
Assets - deferred income and social contribution taxes on:
Provision for losses with assets	41,467	46,863
Provisions for tax, civil and labor risks	188,495	326,662
Provision for post-employment benefits	76,166	90,451
Provision for differences between cash and accrual basis (i)	19,483	35,989
Goodwill	10,317	7,976
Provision for asset retirement obligation	13,472	14,759
Operating provisions	60,120	299,609
Provision for profit sharing and bonus	76,880	91,883
Leases payable	499,988	518,138
Change in fair value of subscription warrants	‐	3,566
Provision for deferred revenue	450	932
Other temporary differences	115,753	104,319
Tax losses and negative basis for social contribution carryforwards	510,780	396,601
Total	1,613,371	1,937,748
Offsetting liability balance	(676,430)	(682,614)
Net balances presented in assets	936,941	1,255,134
Liabilities - Deferred income and social contribution taxes on:
Leases payable	406,173	432,908
Provision for differences between cash and accrual basis (i)	194,846	81,293
Change in fair value of subscription warrants	7,611	‐
Goodwill/negative goodwill on investments	28,771	28,717
Business combination - fair value of assets	52,781	54,921
Other temporary differences	119,073	84,981
Total	809,255	682,820
Offsetting asset balance	(676,430)	(682,614)
Net balances presented in liabilities	132,825	206

(i) Refers mainly to the income and social contribution taxes on foreign exchange variation of the derivative instruments.

Summary of Changes in Balances of Deferred Taxes

Changes in the net balance of deferred IRPJ and CSLL are as follows:

Balance as of December 31, 2021 (net)	571,473
Deferred IRPJ and CSLL recognized in profit (loss) for the year	296,459
Deferred IRPJ and CSLL recognized in income for the year from discontinued operation	31,138
Deferred IRPJ and CSLL recognized in other comprehensive income	(1,134)
Balance as of December 31, 2022 (net)	897,936
Deferred IRPJ and CSLL recognized in profit (loss) for the year	335,375
Deferred IRPJ and CSLL recognized in other comprehensive income	21,474
Others	143
Balance as of December 31, 2023 (net)	1,254,928
Deferred IRPJ and CSLL recognized in profit (loss) for the year	(360,953)
Deferred IRPJ and CSLL recognized on company acquisition	(71,815)
Deferred IRPJ and CSLL recognized in other comprehensive income	(18,178)
Others	134
Balance as of December 31, 2024 (net)	804,116

Summary of Reconciliation of Taxes

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	12/31/2024	12/31/2023	12/31/2022
Income before taxes	4,011,517	3,578,695	1,879,725
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(1,363,916)	(1,216,756)	(639,107)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses	(14,729)	(11,535)	(11,006)
Nontaxable revenues (i)	26,755	114,981	23,149
Adjustment to estimated income	1,807	2,173	10,136
Unrecorded deferred income and social contribution tax carryforwards	(205,794)	(36,227)	(4,602)
Share of profit (loss) of subsidiaries, joint ventures and associates	(44,090)	4,049	4,141
Interest on capital between subsidiaries	35,901	‐	153,004
Other adjustments	(15,861)	(26,666)	29,327
Income and social contribution taxes before tax incentives	(1,579,927)	(1,169,981)	(434,958)
Tax incentives – SUDENE (ii)	94,310	109,039	93,444
Income and social contribution taxes in the statement of income	(1,485,617)	(1,060,942)	(341,514)
Current	(1,124,664)	(1,396,317)	(637,973)
Deferred	(360,953)	335,375	296,459
Effective IRPJ and CSLL rates - %	37.0	29.6	(18.2)

(i) Consist of gains and income not taxable under applicable tax legislation, such as reimbursement of taxes, tax incentives, installments and reversal of certain provisions, as well as recovery of tax credits and amounts related to non-taxation of the income and social contribution taxes on the monetary variation (SELIC) in the repetition of undue tax lawsuits.

(ii) Certain subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, with a 75% decrease in the income tax basis.

Summary of deferred income and social contribution tax assets

The balances comprising deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2024	12/31/2023
Oil Trading	77,155	84,372
Ultrapar	51,339	77,453
Abastece aí Clube	‐	91,861
Ipiranga	300,409	97,071
Ultracargo Soluções Logística	33,553	30,652
Others	48,324	15,192
	510,780	396,601

Schedule of foreign subsidiaries have tax loss carryforwards

The balances which are not constituted of deferred taxes related to income tax loss carryforwards and negative basis of social contribution are as follows:

	12/31/2024	12/31/2023
Neogás	45,286	45,333
Integra Frotas	18,927	13,335
Stella	15,686	8,634
Millennium	11,650	8,539
Abastece aí [1]	126,900	‐
Others	6,374	461
	224,823	76,302

[1] As of December 31, 2024, the Company reversed the deferred taxes recorded on tax loss carryforwards related to income tax (IRPJ) and social contribution (CSLL) of the subsidiary, based on projections of future realization.